Financial instruments - Fair values and risk management - Cash flow sensitivity analysis for variable rate instruments (Details) - Variable interest rate - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Profit or loss	$ (6,195)	$ (4,238)	$ (4,685)
Decrease in risk variable, impact on profit (loss)	6,195	4,238	4,685
Equity	1,553	6,201	0
Decrease in risk variable, impact on equity	(1,433)	(6,116)	0
Variable rate instruments
Disclosure of detailed information about financial instruments [line items]
Profit or loss	(6,195)	(4,238)	(4,685)
Decrease in risk variable, impact on profit (loss)	6,195	4,238	4,685
Equity	0	0	0
Decrease in risk variable, impact on equity	0	0	0
Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Profit or loss	0	0	0
Decrease in risk variable, impact on profit (loss)	0	0	0
Equity	1,553	6,201	0
Decrease in risk variable, impact on equity	$ (1,433)	$ (6,116)	$ 0